Dividends	12 Months Ended
Dec. 31, 2022
Disclosure Of Dividends [Abstract]
Dividends
12.	DIVIDENDS
No dividend was declared or paid by the Company during the years ended December 31, 2020, 2021 and 2022, nor has any dividend been proposed since the end of the year ended December 31, 2022.